DIAX
Nuveen Dow 30SM Dynamic Overwrite Fund
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 101.2%
	COMMON STOCKS – 100.1%
	Aerospace & Defense – 5.1%
128,570	Boeing Co, (2), (3)	$32,749,350
	Banks – 3.0%
128,570	JPMorgan Chase & Co	19,572,211
	Beverages – 1.1%
128,570	Coca-Cola Co	6,776,925
	Biotechnology – 5.0%
128,570	Amgen Inc, (3)	31,989,502
	Capital Markets – 6.5%
128,570	Goldman Sachs Group Inc, (3)	42,042,390
	Chemicals – 1.3%
128,570	Dow Inc	8,220,766
	Communications Equipment – 1.0%
128,570	Cisco Systems Inc, (3)	6,648,355
	Consumer Finance – 2.8%
128,570	American Express Co, (3)	18,184,941
	Diversified Telecommunication Services – 1.2%
128,570	Verizon Communications Inc	7,476,346
	Entertainment – 3.7%
128,570	Walt Disney Co, (2), (3)	23,723,736
	Food & Staples Retailing – 3.8%
128,570	Walgreens Boots Alliance Inc	7,058,493
128,570	Walmart Inc	17,463,663
	Total Food & Staples Retailing	24,522,156
	Health Care Providers & Services – 7.4%
128,570	UnitedHealth Group Inc	47,837,040
	Hotels, Restaurants & Leisure – 4.5%
128,570	McDonald's Corp, (3)	28,817,680

DIAX	Nuveen Dow 30SM Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Household Products – 2.7%
128,570	Procter & Gamble Co	$17,412,235
	Industrial Conglomerates – 8.2%
128,570	3M Co, (3)	24,772,867
128,570	Honeywell International Inc	27,908,690
	Total Industrial Conglomerates	52,681,557
	Insurance – 3.0%
128,570	Travelers Cos Inc	19,336,928
	IT Services – 6.9%
128,570	International Business Machines Corp, (3)	17,133,238
128,570	Visa Inc, Class A	27,222,126
	Total IT Services	44,355,364
	Machinery – 4.6%
128,570	Caterpillar Inc, (3)	29,811,526
	Oil, Gas & Consumable Fuels – 2.1%
128,570	Chevron Corp, (3)	13,472,850
	Pharmaceuticals – 4.8%
128,570	Johnson & Johnson, (3)	21,130,480
128,570	Merck & Co Inc	9,911,461
	Total Pharmaceuticals	31,041,941
	Semiconductors & Semiconductor Equipment – 1.3%
128,570	Intel Corp	8,228,480
	Software – 8.9%
128,570	Microsoft Corp, (3)	30,312,949
128,570	salesforce.com Inc, (2)	27,240,126
	Total Software	57,553,075
	Specialty Retail – 6.1%
128,570	Home Depot Inc	39,245,992
	Technology Hardware, Storage & Peripherals – 2.4%
128,570	Apple Inc	15,704,826
	Textiles, Apparel & Luxury Goods – 2.7%
128,570	NIKE Inc, Class B	17,085,667
	Total Common Stocks (cost $271,584,755)	644,491,839

Shares	Description (1), (4)	Value
	EXCHANGE-TRADED FUNDS – 1.1%
35,000	Vanguard Total Stock Market ETF	$7,234,150
	Total Exchange-Traded Funds (cost $7,178,950)	7,234,150
	Total Long-Term Investments (cost $278,763,705)	651,725,989

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.2%
	REPURCHASE AGREEMENTS – 0.2%
$1,262	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/21, repurchase price $1,262,179, collateralized by $1,247,300, U.S. Treasury Notes, 1.375%, due 1/31/25, value $1,287,466	0.000%	4/01/21	$1,262,179
	Total Short-Term Investments (cost $1,262,179)			1,262,179
	Total Investments (cost $280,025,884) – 101.4%			652,988,168
	Other Assets Less Liabilities – (1.4)% (5)			(8,743,432)
	Net Assets Applicable to Common Shares – 100%			$644,244,736
Investments in Derivatives
Options Written
Description (6)	Type	Number of Contracts	Notional Amount (7)	Exercise Price	Expiration Date	Value
S&P 500® Index	Call	(900)	$(352,350,000)	$3,915	4/16/21	$(7,722,000)
S&P 500® Index	Call	(45)	(17,775,000)	3,950	4/16/21	(269,325)
Total Options Written (premiums received $5,922,156)		(945)	$(370,125,000)			$(7,991,325)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

DIAX	Nuveen Dow 30SM Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$644,491,839	$ —	$ —	$644,491,839
Exchange-Traded Funds	7,234,150	—	—	7,234,150
Short-Term Investments:
Repurchase Agreements	—	1,262,179	—	1,262,179
Investments in Derivatives:
Options Written	(7,991,325)	—	—	(7,991,325)
Total	$643,734,664	$1,262,179	$ —	$644,996,843

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(4)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(6)	Exchange-traded, unless otherwise noted.
(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ETF	Exchange-Traded Fund
S&P	Standard & Poor's
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